UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 102.9%
New York - 101.5%
BuildNewYorkCityResource
Corporation,
RevenueBonds(TheNewYork
Methodist Hospital Project)	5.00	7/1/29	650,000		718,945
BuildNewYorkCityResource
Corporation,
RevenueBonds(YMCAofGreaterNew
YorkProject)	5.00	8/1/40	1,000,000		1,088,720
Dutchess County Local Development
Corporation,
RevenueBonds(HealthQuestSystems
Inc., Project)	5.00	7/1/32	1,000,000		1,131,040
Dutchess County Local Development
Corporation,
RevenueBonds(HealthQuestSystems
Incorporated Project)	5.00	7/1/35	2,000,000		2,239,940
Dutchess County Local Development
Corporation,
RevenueBonds(HealthQuestSystems,
Inc. Project)	4.00	7/1/41	2,585,000		2,598,700
Glen Cove Local Economic Assistance
Corporation,
RevenueBonds(GarviesPointPublic
Improvement Project)	0.00	1/1/45	6,000,000	[a]	1,655,940
Hempstead Township Local Development
Corporation,
RevenueBonds(MolloyCollege
Project)	5.00	7/1/34	810,000		896,961
Hudson Yards Infrastructure Corporation,
RevenueBonds	5.75	2/15/47	940,000		1,019,449
Hudson Yards Infrastructure Corporation
SecondIndenture,
RevenueBonds	5.00	2/15/39	2,000,000		2,270,840
LongIslandPowerAuthority,
Electric System General Revenue Bonds	5.00	9/1/37	1,700,000		1,893,647
LongIslandPowerAuthority,
Electric System General Revenue Bonds	5.00	9/1/36	1,000,000		1,131,270
LongIslandPowerAuthority,
Electric System General Revenue Bonds	5.00	9/1/34	1,500,000		1,671,165
LongIslandPowerAuthority,
Electric System General Revenue
Bonds,1MonthLIBOR+0.75%	2.34	11/1/18	1,000,000	[b]	1,000,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)	Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
LongIslandPowerAuthority,
Electric System Revenue Bonds	5.00	9/1/47	1,000,000	1,128,810
Metropolitan Transportation Authority,
DedicatedTaxFundRevenueBonds	5.00	11/15/27	3,000,000	3,334,710
Metropolitan Transportation Authority,
RevenueBonds,Refunding	5.00	11/15/28	1,785,000	1,970,569
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/43	6,210,000	6,768,714
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/37	1,750,000	1,970,027
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/41	965,000	1,054,427
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/30	5,000,000	5,660,900
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/34	2,260,000	2,531,810
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.25	11/15/44	2,000,000	2,274,360
Metropolitan Transportation Authority,
Transportation Revenue Bonds	6.50	11/15/28	575,000	580,624
Metropolitan Transportation Authority
HudsonRailYardsTrust,
ObligationsRevenueBonds	5.00	11/15/51	5,000,000	5,333,700
MonroeCountyIndustrialDevelopment
Corporation,
Revenue Bonds (The Rochester General
HospitalProjects)	5.00	12/1/34	1,100,000	1,236,411
MonroeCountyIndustrialDevelopment
Corporation,
Revenue Bonds (The Rochester General
HospitalProjects)	5.00	12/1/35	1,150,000	1,289,092
MonroeCountyIndustrialDevelopment
Corporation,
RevenueBonds(Universityof
RochesterProject)	5.00	7/1/36	1,000,000	1,155,650
New York City,
GO	5.00	8/1/29	5,000,000	5,467,150
New York City,
GO	5.00	10/1/32	730,000	790,612
New York City,
GO	5.00	8/1/28	4,000,000	4,429,520
New York City,
GO	5.00	8/1/33	12,240,000	13,839,401
New York City,
GO	5.00	8/1/37	3,500,000	3,968,230
New York City,
GO	5.00	8/1/27	5,000,000	5,812,250

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)	Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
New York City,
GO	5.00	8/1/31	4,000,000	4,527,000
New York City,
GO	5.25	9/1/25	260,000	260,445
NewYorkCityEducationalConstruction
Fund,
RevenueBonds	6.50	4/1/25	3,960,000	4,411,915
New York City Housing Development
Corp.,
Multi-FamilyHousingRevenueBonds
(SustainableNeighborhoodBonds),
SeriesC-1-A	4.00	11/1/53	2,500,000	2,503,175
New York City Housing Development
Corporation,
RevenueBonds	5.00	7/1/26	2,000,000	2,222,860
New York City Industrial Development
Agency,
PILOTRevenueBonds(YankeeStadium
Project)(Insured;AssuredGuaranty
Corp.)	7.00	3/1/49	5,000,000	5,126,450
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/31	3,000,000	3,163,890
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/45	4,000,000	4,325,800
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/31	5,000,000	5,734,400
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/34	2,000,000	2,227,600
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/38	3,595,000	4,104,268
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.00	6/15/47	1,685,000	1,853,584
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.25	6/15/40	2,975,000	3,054,075

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
NewYorkCityMunicipalWaterFinance
Authority,
Water and Sewer System Second
GeneralResolutionRevenueBonds	5.50	6/15/40	2,500,000		2,572,425
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds	5.00	7/15/43	5,000,000		5,547,500
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds	5.00	7/15/40	3,000,000		3,357,630
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds,
Refunding,Series2018S-2A	5.00	7/15/34	4,000,000		4,682,120
New York City Transitional Finance
Authority,
Building Aid Revenue Bonds, Ser. S-3	5.00	7/15/43	2,000,000		2,289,560
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	2/1/40	4,000,000		4,493,720
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	11/1/38	3,000,000		3,251,760
New York City Transitional Finance
Authority,
FutureTaxSecuredSubordinate
RevenueBonds	5.00	2/1/36	2,000,000		2,239,480
NewYorkCityTrustforCultural
Resources,
RevenueBonds(AmericanMuseumof
NaturalHistory)	5.00	7/1/32	4,210,000		4,754,942
NewYorkConventionCenter
Development Corporation,
RevenueBonds(HotelUnitFee
Secured) (Credit Support Agreement;
SONYMA)	5.00	11/15/40	1,250,000		1,408,925
NewYorkConventionCenter
Development Corporation,
SeniorLienRevenueBonds(HotelUnit
FeeSecured)	0.00	11/15/47	4,000,000	[a]	1,233,680
New York Counties Tobacco Trust V,
RevenueBonds	0.00	6/1/55	20,000,000	[a]	1,425,400
New York Counties Tobacco Trust V,
RevenueBonds	0.00	6/1/50	10,000,000	[a]	1,396,400
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	1,000,000		1,067,990

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
New York Dormitory Authority,
PersonalIncomeTaxRevenueBonds,
Series2016A	5.00	2/15/34	3,700,000		4,230,802
New York Dormitory Authority,
RevenueBonds,Refunding(Memorial
Sloan Kettering Cancer Center)	5.00	7/1/42	500,000		568,680
New York Liberty Development
Corporation,
Liberty Revenue Bonds (4 World Trade
CenterProject)	5.00	11/15/44	3,000,000		3,231,660
New York Liberty Development
Corporation,
Liberty Revenue Bonds (7 World Trade
CenterProject)	5.00	9/15/40	2,000,000		2,183,380
New York Liberty Development
Corporation,
RevenueBonds(3WorldTradeCenter
Project)	5.00	11/15/44	5,000,000	[c]	5,263,250
New York Liberty Development
Corporation,
RevenueBonds(GoldmanSachs
HeadquartersIssue)	5.25	10/1/35	2,000,000		2,476,180
New York State Dormitory Authority,
Health Center Revenue Bonds
(Guaranteed; SONYMA)	5.00	11/15/19	760,000		761,999
New York State Dormitory Authority,
RevenueBonds(CornellUniversity)	5.00	7/1/35	2,000,000		2,109,000
New York State Dormitory Authority,
RevenueBonds(FordhamUniversity)	5.00	7/1/41	1,000,000		1,118,510
New York State Dormitory Authority,
RevenueBonds(IcahnSchoolof
Medicine at Mount Sinai)	5.00	7/1/40	1,000,000		1,104,330
New York State Dormitory Authority,
RevenueBonds(MemorialSloan-
Kettering Cancer Center)	5.00	7/1/23	1,350,000		1,486,836
New York State Dormitory Authority,
RevenueBonds(MontefioreObligated
Group)	5.00	8/1/34	1,010,000		1,144,007
New York State Dormitory Authority,
RevenueBonds(MontefioreObligated
Group)	5.00	8/1/35	2,800,000		3,161,452
New York State Dormitory Authority,
RevenueBonds(MountSinaiSchoolof
MedicineofNewYorkUniversity)
(Prerefunded)	5.50	7/1/19	750,000	[d]	773,400
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity
Hospitals Center)	5.00	7/1/34	2,500,000		2,780,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity
Hospitals Center)	5.00	7/1/32	500,000		568,495
New York State Dormitory Authority,
RevenueBonds(NewYorkUniversity)	5.00	7/1/45	3,540,000		3,976,022
New York State Dormitory Authority,
RevenueBonds(NorthShore-Long
IslandJewishObligatedGroup)	5.00	5/1/43	1,300,000		1,419,665
New York State Dormitory Authority,
RevenueBonds(OrangeRegional
Medical Center Obligated Group)	5.00	12/1/36	3,400,000	[c]	3,735,274
New York State Dormitory Authority,
RevenueBonds(OrangeRegional
Medical Center Obligated Group)	5.00	12/1/45	1,400,000	[c]	1,511,930
New York State Dormitory Authority,
RevenueBonds(StateUniversityof
New York Dormitory Facilities)	5.00	7/1/43	2,500,000		2,766,600
New York State Dormitory Authority,
RevenueBonds(TheRockefeller
University)	5.00	7/1/40	4,000,000		4,102,920
New York State Dormitory Authority,
SalesTaxRevenueBonds,Series2017
A	5.00	3/15/44	5,000,000		5,683,000
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/39	2,000,000		2,230,300
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	3/15/31	5,000,000		5,638,850
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/26	1,730,000		1,811,362
New York State Dormitory Authority,
StateSalesTaxRevenueBonds	5.00	3/15/44	3,000,000		3,347,190
New York State Dormitory Authority,
StateSalesTaxRevenueBonds,SeriesA	5.00	3/15/43	2,500,000		2,751,350
New York State Dormitory Authority,
ThirdGeneralResolutionRevenue
Bonds(StateUniversityEducational
Facilities Issue)	5.00	5/15/30	2,000,000		2,199,840
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
RevolvingFundsRevenueBonds(New
York City Municipal Water Finance
Authority Projects - Second Resolution
Bonds)	5.00	6/15/29	2,470,000		2,611,630

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
RevolvingFundsRevenueBonds(New
York City Municipal Water Finance
Authority Projects - Second Resolution
Bonds)	5.00	6/15/27	2,810,000		3,219,838
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue Bonds
(MasterFinancingProgram)	5.00	5/15/30	2,000,000		2,252,220
New York State Mortgage Agency,
Mortgage Revenue Bonds	5.00	4/1/28	140,000		143,524
New York State Power Authority,
RevenueBonds	5.00	11/15/31	1,000,000		1,092,680
New York State Thruway Authority,
GeneralRevenueBonds	5.00	1/1/42	1,500,000		1,617,795
New York State Thruway Authority,
GeneralRevenueBondsJunior
IndebtednessObligations	5.00	1/1/41	1,000,000		1,113,860
Niagara Area Development Corporation,
Solid Disposal Facility Revenue Bonds,
Refunding (Convanta Holding Project)
Series2018B	3.50	11/1/24	3,250,000	[c]	3,266,900
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/40	1,750,000		1,871,345
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/34	2,000,000		2,155,620
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	5,000,000		5,290,500
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 179th Series)	5.00	12/1/25	2,000,000		2,283,060
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	3,000,000		3,430,560
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000		3,416,550
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/36	2,500,000		2,818,950
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	2,000,000		2,246,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)		Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
PortAuthorityofNewYorkandNew
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,337,378
PortAuthorityofNewYorkandNew
Jersey,
RevenueBonds,Refunding	5.00	9/1/48	2,000,000		2,305,720
PortAuthorityofNewYorkandNew
Jersey,
SpecialProjectBonds(JFK
International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,180,220
Sales Tax Asset Receivable Corporation,
SalesTaxAssetRevenueBonds	5.00	10/15/31	1,000,000		1,147,560
Suffolk County Economic Development
Corporation,
RevenueBonds(CatholicHealth
ServicesofLongIslandObligatedGroup
Project)	5.00	7/1/22	1,000,000		1,073,060
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	5,000,000		5,002,700
TenderOptionBondTrustReceipts
(Series2016-XM0367),7/1/2041,
(New York State Dormitory Authority,
RevenueBonds(TheRockefeller
University)) Non-recourse	5.00	12/29/19	4,000,000	[c,e]	4,215,170
TenderOptionBondTrustReceipts
(Series2016-XM0382),5/1/2042,
(New York City Transitional Finance
Authority, Future Tax Secured
SubordinateRevenueBonds)Non-
recourse	5.00	5/1/21	10,000,000	[c,e]	10,993,500
Town of Oyster Bay,
GO(Insured;AssuredGuaranty
Municipal Corporation)	4.00	2/1/33	3,000,000		3,095,040
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	11/15/42	3,000,000		3,423,990
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	11/15/46	3,500,000		3,949,435
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.00	11/15/38	1,000,000		1,103,960
Triborough Bridge and Tunnel Authority,
GeneralRevenueBonds(MTABridges
andTunnels)	5.25	11/15/45	1,500,000		1,720,890
Triborough Bridge and Tunnel Authority,
RevenueBonds(MTABridges&
Tunnels)	5.00	11/15/42	2,000,000		2,296,720

	Coupon	Maturity	Principal
Description	Rate(%)	Date	Amount($)	Value($)
Long-Term Municipal Investments - 102.9% (continued)
New York - 101.5% (continued)
TSASC Inc.,
Senior Tobacco Settlement Bonds	5.00	6/1/41	2,500,000	2,699,925
TSASC Inc.,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	3,000,000	3,070,170
UtilityDebtSecuritizationAuthorityof
New York,
Restructuring Bonds	5.00	12/15/35	8,000,000	9,179,600
UtilityDebtSecuritizationAuthorityof
New York,
RevenueBonds	5.00	12/15/40	3,000,000	3,485,280
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Bonds	5.00	6/1/41	1,500,000	1,616,505
WesternNassauCountyWaterAuthority,
WaterSystemRevenueBonds	5.00	4/1/40	1,000,000	1,105,280
				352,121,982
U.S. Related - 1.4%
Guam,
Hotel Occupancy Tax Revenue Bonds	5.25	11/1/18	1,100,000	1,105,346
Guam,
Hotel Occupancy Tax Revenue Bonds	5.50	11/1/19	1,000,000	1,038,350
PuertoRicoHighway&Transportation
Authority,
HighwayRevenueBonds(Insured;
AssuredGuarantyMunicipal
Corporation)	5.25	7/1/33	2,405,000	2,841,171
				4,984,867
Total Investments (cost$348,709,431)			102.9%	357,106,849
Liabilities, Less Cash and Receivables			(2.9%)	(10,127,980)
Net Assets			100.0%	346,978,869

LIBOR—London Interbank Offered Rate

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $28,986,024 or 8.35% of net assets.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level2-Other	Level3-
	Level1-	Significant	Significant
	Unadjusted	Observable	Unobservable
	QuotedPrices	Inputs	Inputs	Total
Assets ($)
InvestmentsinSecurities:
MunicipalBonds†	-	357,106,849	-	357,106,849
Liabilities ($)
FloatingRateNotes††	-	(10,500,000)	-	(10,500,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At August 31, 2018, accumulated net unrealized appreciation on investments was $8,397,418, consisting of $10,182,068 gross unrealized appreciation and $1,784,650 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)